Principal accounting policies (Basis of preparation) (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Principal accounting policies
Net current liabilities	¥ 93,927	¥ 87,910
Undrawn available banking facilities	¥ 300,000